Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Reconciliation of Federal Statutory Income Tax Provision To Company's Actual Provision
A reconciliation of the federal statutory income tax provision to the Company's actual provision for the years ended December 31, 2013 and 2012 is as follows:

	2013	2012
Benefit at federal statutory tax rate	$1,280,000	$680,000
Unbenefited operating losses	(1,280,000)	(680,000)
Income tax provision	$—	$—

Schedule of Deferred Tax Assets
The components of net deferred tax assets recognized in the accompanying consolidated balance sheets at December 31, 2013 and 2012 are as follows:

	2013	2012
Net operating loss carryforwards	$4,850,000	$3,380,000
Accrued expenses and other	598,000	676,000
Accounts receivable	40,000	60,000
Inventory	117,000	130,000
Property, plant and equipment	155,000	94,000
	5,760,000	4,340,000
Valuation allowance	(5,760,000)	(4,340,000)
Net deferred tax asset	$—	$—